Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information:
The accompanying consolidated financial statements as of and for the years ended December 31, 2011, 2012 and 2013 include the accounts of Star Bulk Carriers Corp. (Star Bulk) and its wholly owned subsidiaries (collectively, the “Company”).
Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels and is the sole owner of  the outstanding shares of Star Bulk Management Inc., Starbulk S.A., Star Bulk Manning LLC and the ship-owning subsidiaries as set forth below.
On October 15, 2012, the Company effected a 15-for-1 reverse stock split on its issued and outstanding common stock (Note 10). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
Since December 3, 2007, Star Bulk shares are trading on the NASDAQ Global Select Market under the ticker symbol SBLK.
Below is the list of the Company's wholly owned subsidiaries as of December 31, 2013:
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at December 31, 2013
Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Alpha LLC	Star Alpha (ex A Duckling)	175,075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991

*      For vessels disposed refer to Note 5.

	Newbuildings at December 31, 2013
Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery Date

STAR CASTLE I LLC	Hull 1342	Newcastlemax	208,000	January 2016
STAR CASTLE II LLC	Hull 1343	Newcastlemax	208,000	April 2016
STAR ENNEA LLC	Hull NE 198	Newcastlemax	209,000	March 2016
STAR CAPE I LLC	Hull 1338	Capesize	180,000	October 2015
STAR CAPE II LLC	Hull 1339	Capesize	180,000	January 2016
STAR ASIA I LLC	Hull 5040	Ultramax	60,000	June 2015
STAR ASIA II LLC	Hull 5043	Ultramax	60,000	September 2015
STAR AXE I LLC	Hull NE 196	Ultramax	61,000	October 2015
STAR AXE II LLC	Hull NE 197	Ultramax	61,000	November 2015

Below is the list of the vessels which are under commercial and technical management by Starbulk S.A. as of December 31, 2013. For each vessel, Starbulk S.A. receives a fixed management fee of $0.75 per day.

Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built

Global Cape Shipping LLC*	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC *	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC*	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC*	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC*	Big Fish	177,662	October 18, 2013	2004
Adore Shipping Corp.	Renascentia	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto	74,470	August 2, 2013	2001
Glory Supra Shipping LLC*	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC *	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

*      The respective companies are Company's related parties (please refer to Note 3)
Charterers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2011, 2012 and 2013 are as follows:
Charterer	2011	2012	2013
A	12%	-	-
B	13%	-	-
C	12%	14%	13%
D	19%	15%	-
E	15%	28%	34%
F	-	10%	-